UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart J. Zimmer
Title:    Managing Member
Phone:    212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer              New York, New York          November 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        34

Form 13F Information Table Value Total: $ 245,467
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

 1            28-04345                          Zimmer Lucas Partners, LLC
----          -------------------               ------------------------------

 2            28-XXXXX                          ZLP Master Utility Fund, LP
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                             TITLE OF               VALUE      SHRS OR     SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               CLASS      CUSIP       (X$1000)    PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED    NONE
--------------               -----      -----       --------    -------    --------   ----------  -----     ----  ------    ----
ACCENTURE LTD                CL  A      G1150G111    1,117        50,000   SH         SHARED      1                 50,000
ALLIANT ENERGY CORP          COM        18802108    11,220       510,000   SH         SHARED      1,2              510,000
AMEREN CORPORATION           COM        23608102     7,509       175,000   SH         SHARED      1,2              175,000
AUGUST TECHNOLOGY CORP       COM        05106U105      128         9,000   SH         SHARED      1                  9,000
CASCADE NAT GAS CORP         COM        147339105      482        24,600   SH         SHARED      2                 24,600
CONCORD EFS INC              COM        206197105      273        20,000   SH         SHARED      1                 20,000
CONSOL ENERGY INC            COM        20854P109      557        30,000   SH         SHARED      1                 30,000
COUNTRYWIDE FINANCIAL CORP   COM        222372104        8           100   SH         SHARED      1                    100
DTE ENERGY CO                COM        233331107   13,280       360,000   SH         SHARED      1,2              360,000
EDISON INTL                  COM        281020107    3,413       178,700   SH         SHARED      1,2              178,700
ENTERGY CORPORATION          COM        29364G103   34,927       645,000   SH         SHARED      1,2              645,000
EXELON CORP                  COM        30161N101   19,812       312,000   SH         SHARED      1,2              312,000
FIRSTENERGY CORP             COM        337932107   35,170     1,102,500   SH         SHARED      1,2            1,102,500
HEADWATERS INC               COM        42210P102    1,451        90,000   SH         SHARED      1                 90,000
NETGEAR, INC.                COM        64111Q104      125         7,500   SH         SHARED      1                  7,500
NUI CORP                     COM        629431107    1,495       100,000   SH         SHARED      2                100,000
OGE ENERGY CORP              COM        670837103    3,910       173,100   SH         SHARED      2                173,100
P G & E CORP                 COM        69331C108   23,601       987,500   SH         SHARED      1,2              987,500
PEABODY ENERGY CORP          COM        704549104    2,510        80,000   SH         SHARED      1                 80,000
PINNACLE WEST CAP CORP       COM        723484101   17,182       484,000   SH         SHARED      1,2              484,000
PPL CORP                     COM        69351T106   20,270       495,000   SH         SHARED      1,2              495,000
PUGET ENERGY INC NEW         COM        745310102    1,009        45,000   SH         SHARED      2                 45,000
SCANA CORP NEW               COM        80589M102    8,686       253,600   SH         SHARED      1,2              253,600
SIERRA PAC RES               COM        826428104      970       200,000   SH         SHARED      2                200,000
SORRENTO NETWORKS CORP       COM        83586Q209      510       178,199   SH         SHARED      1                178,199
SOUTH JERSEY INDS            COM        838518108      223         5,900   SH         SHARED      2                  5,900
SOUTHERN UN CO               COM        844030106   17,668     1,039,300   SH         SHARED      1,2            1,039,300
SOUTHWEST GAS CORP           COM        844895102       68         3,000   SH         SHARED      2                  3,000
STHWST WTR CO                COM        845331107    2,598       184,672   SH         SHARED      1                184,672
TECO ENERGY INC              COM        872375100    3,476       251,500   SH         SHARED      2                251,500
UIL HLDG CORP                COM        902748102    4,307       123,100   SH         SHARED      2                123,100
UNISOURCE ENERGY CORP        COM        909205106    3,699       194,500   SH         SHARED      2                194,500
WESTAR ENERGY INC            COM        95709T100    3,494       189,400   SH         SHARED      1,2              189,400
WINSTON HOTELS INC           COM        97563A102      319        35,000   SH         SHARED      1                 35,000






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